Income Taxes (Details)		6 Months Ended
	Mar. 21, 2018 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)
Income Tax Contingency [Line Items]
Estimated Assessable Profits (in Dollars)		$ 12,554	$ 143,060
Estimated Assessable Profits, Percentage		8.25%	16.50%
Tax payable (in Dollars)				$ 1,500
Minimum [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits (in Dollars)	$ 2,000,000
Estimated Assessable Profits, Percentage	8.25%
Maximum [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits (in Dollars)	$ 2,000,000
Estimated Assessable Profits, Percentage	16.50%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Estimated Assessable Profits, Percentage	16.50%	100.00%